REVENUE BY PRODUCT LINES AND GEOGRAPHIC AREAS (Table)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
REVENUE RECOGNITION
Schedule of revenue by product line and geographic area
	2021		2020
Category	Percent	Amount	Percent	Amount
Software sales	71%	$1,298,692	68%	$1,025,111
Support sales	28%	506,246	31%	459,994
Other sales	1%	25,521	1%	21,824
Total	100%	$1,830,459	100%	$1,506,929

Schedule of geographic concentration of revenue
Area	Percentage	2022	Percentage	2021
Europe	50%	239,964	44%	191,604
North America	33%	156,020	29%	127,771
Asia	11%	54,724	10%	44,242
Middle East-Africa/Other	4%	18,043	13%	55,277
South America	2%	8,428	4%	19,172
Total	100%	477,179	100%	438,066

	2021		2020
Area	Percent	Amount	Percent	Amount
North America	33%	$605,371	37%	$563,277
Europe	39%	713,564	35%	529,321
Asia Pacific	14%	261,751	13%	197,955
South America	4%	64,778	5%	64,189
Other	10%	184,995	10%	152,187
Total	100%	$1,803,459	100%	$1,506,929